Shareholders’ Equity (Details) - Schedule of warrants outstanding and exercisable - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants, outstanding at beginning balance | shares
Weighted Average Exercise Price, outstanding at beginning balance | $ / shares
Warrants, Issued | shares	212,363,343
Weighted Average Exercise Price, Issued | $ / shares	$ 0.266
Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Warrants, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Warrants outstanding, outstanding at ending balance | shares	212,363,343
Weighted Average Exercise Price, outstanding at ending balance | $ / shares	$ 0.266